Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventories
Schedule of inventories

	September 30, 2024	December 31, 2023
Raw Materials	$1,257,152	$1,430,139
Finished goods	148,499	180,252
Total inventory	$1,405,651	$1,610,391

	December 31, 2023	December 31, 2022
Raw materials	$1,430,139	$1,574,683
Finished goods	180,252	240,430
Total inventory	$1,610,391	$1,815,113